Cash Flow Information - Schedule of Reconciliation of Profit After Income Tax to Net Cash Inflow From Operating Activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Profit After Income Tax to Net Cash Inflow From Operating Activities [Abstract]
Loss for the year	$ (56,950,494)	$ (38,342,457)	$ (47,949,119)
Adjustments for
Depreciation and amortization	2,706,033	2,595,637	3,126,286
Contingent consideration	(1,671,289)	4,069,680	8,860,358
Finance costs	112,396	(285)	109,207
Finance income	(637,144)	(888,196)
Leave provision	270,995	46,640	111,196
Share-based payments	2,405,955	1,895,348	2,640,178
Disposal of intellectual property	212,769		1,687,791
Impairment	5,266,823		1,478,892
Net foreign currency (gains)/losses	655,393	(138,141)	(94,964)
Change in operating assets and liabilities:
Movement in trade receivables	(7,047,369)	(9,412,647)	3,480,495
Movement in other current assets	(3,101)	2,948,714	73,871
Movement in trade payables	1,896,195	514,645	3,499,874
Net cash outflow from operating activities	$ (52,782,838)	$ (36,645,477)	$ (22,975,935)